Apr. 30, 2024
BNY Mellon U.S. Mortgage Fund, Inc.
Investment Objective
The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y	Class Z
Management fees	.50	.50	.50	.50	.50
Distribution and/or service (12b-1) fees	none	.75	none	none	.20
Other expenses:
Shareholder services fees	.25	.25	none	none	none
Miscellaneous other expenses	.31	.44	.31	.31	.26
Total other expenses	.56	.69	.31	.31	.26
Total annual fund operating expenses	1.06	1.94	.81	.81	.96
Fee waiver and/or expense reimbursement**	(.26)	(.39)	(.26)	(.26)	(.26)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.80	1.55	.55	.55	.70

* Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, /55% and .70%, respectively. On or after August 30, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$528	$747	$984	$1,663
Class C (with redemption at end of period)	$258	$571	$1,011	$2,233
Class C (without redemption at end of period)	$158	$571	$1,011	$2,233
Class I (with or without redemption at end of period)	$56	$233	$424	$977
Class Y (with or without redemption at end of period)	$56	$233	$424	$977
Class Z (with or without redemption at end of period)	$72	$280	$506	$1,154

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 236.03% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. mortgage-related securities. These mortgage-related securities may include certificates (debt securities) issued, and guaranteed as to timely payment of principal and interest, by the Government National Mortgage Association (GNMA) (popularly called "Ginnie Maes"); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued mortgage-backed securities with a "BBB" or higher credit quality, but currently intends to invest in only those securities with an "A" or higher credit quality. The fund is not subject to any maturity or duration restrictions.

The fund may purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis. These transactions involve a commitment by the fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Forward roll transactions will significantly increase the fund's portfolio turnover rate.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, as part of a hedging strategy, or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities and interest rates), swap agreements (including credit default swap agreements on mortgage-related and asset-backed securities), options on swap agreements and other credit derivatives.

In deciding to buy and sell securities, the investment process of the fund's sub-adviser, Amherst Capital Management LLC (Amherst Capital), begins with a macroeconomic view, and considers the overall risk environment in light of broad portfolio themes and overall portfolio quality in relation to the fund's current positions. Potential purchases and sales of securities are viewed on absolute and relative value bases in relation to other potential opportunities available to the fund.

The fund does not have any limitations regarding portfolio turnover and, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Year-by-Year Total Returns as of 12/31 each year (%) Class Z
During the periods shown in the chart: Best Quarter Q4, 2023: 6.07% Worst Quarter Q3, 2022: -4.97%
The year-to-date total return of the fund's Class Z shares as of June 30, 2024 was 0.02%.

During the periods shown in the chart: Best Quarter Q4, 2023: 6.07% Worst Quarter Q3, 2022: -4.97%
The year-to-date total return of the fund's Class Z shares as of June 30, 2024 was 0.02%.

Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I and Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns (as of 12/31/23)
Class (Inception Date)	1 Year	5 Years	10 Years
Class Z returns before taxes	4.86%	-0.01%	0.74%
Class Z returns after taxes on distributions	3.65%	-1.06%	-0.24%
Class Z returns after taxes on distributions and sale of fund shares	2.85%	-0.43%	0.16%
Class A returns before taxes	-0.02%	-1.03%	0.17%
Class C returns before taxes	2.92%	-0.87%	-0.16%
Class I (8/31/16) returns before taxes	5.03%	0.14%	0.83%
Class Y (9/1/15) returns before taxes	5.03%	0.12%	0.86%
Bloomberg U.S. Aggregate Bond Index* reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%
Bloomberg GNMA Index reflects no deductions for fees, expenses or taxes	5.40%	0.34%	1.34%

* In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective August 30, 2024.